Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

Note 8 - Property, Plant and Equipment

		Switching
		Transmission,		Multi-		Office
		power,		channel		equipment,
		Cellular,		equipment		computers
	Land and	And satellite	Network	and	Subscriber	and
	buildings	equipment	equipment	infrastructure	equipment	vehicles	Total
	NIS	NIS	NIS	NIS	NIS	NIS	NIS

Cost
Balance as at January 1, 2017	1,051	5,457	5,740	1,036	1,464	1,003	15,751
Additions	34	408	228	165	278	75	1,188
Disposals	(81)	-	-	(1)	(4)	(2)	(88)
Balance as at December 31, 2017	1,004	5,865	5,968	1,200	1,738	1,076	16,851

Balance as at January 1, 2018	1,004	5,865	5,968	1,200	1,738	1,076	16,851
Additions	22	396	213	247	311	86	1,275
Disposals	(2)	-	-	(1)	(15)	(9)	(27)
Transfer to Investment property	(22)	-	-	-	-	-	(22)
Balance as at December 31, 2018	1,002	6,261	6,181	1,446	2,034	1,153	18,077

Depreciation and impairment losses
Balance as at January 1, 2017	402	3,472	2,736	369	953	747	8,679
Depreciation for the year	53	481	204	222	187	85	1,232
Balance as at December 31, 2017	455	3,953	2,940	591	1,140	832	9,911

Balance as at January 1, 2018	455	3,953	2,940	591	1,140	832	9,911
Depreciation for the year	73	481	210	214	215	84	1,277
Loss from impairment of assets	22	-	-	526	-	28	576
Balance as at December 31, 2018	550	4,434	3,150	1,331	1,355	944	11,764

Carrying amounts
As at January 1, 2017	649	1,985	3,004	667	511	256	7,072
As at December 31, 2017	549	1,912	3,028	609	598	244	6,940
As at December 31, 2018	452	1,827	3,031	115	679	209	6,313

A.	The residual value of the Bezeq’s copper cables is assessed at the end of each quarter. The residual value is NIS 168 as at December 31, 2018 and NIS 188 as at December 31, 2017.

B.	Fixed assets in the Bezeq are derecognized at the end of each year upon reaching full depreciation, except for land, buildings, vehicles, copper cables and specific components for Pelephone’s UMTS network, which are derecognized upon their sale. In 2018, the Bezeq derecognized fully depreciated property at a cost of NIS 537 (in 2017, NIS 496).

C.	The Bezeq companies reviewed the useful life of the fixed assets through the depreciation committee, in order to determine the estimated useful life of their equipment. The change is not expected to have a material impact on the depreciation expenses of the Bezeq. Following the findings of the depreciation committees, minor changes were made in the estimated useful life of certain assets.

D.	Most of the real estate assets used by Bezeq are leased under a capitalized lease from the Israel Lands Administration as from 1993 for 49 years, with an option for an extension of another 49 years. Lease rights are amortized over the term of the lease period.

E.	In 2013, Bezeq started to install a fiber optic network that will reach the subscriber’s home. In 2017, deployment of the fibers reached the state required for operation when a decision is made on the technology to be used, and Bezeq began to amortize the network. Commercial operation of the network is expected in the future.

F.	In accordance with the Telecommunications Order (Telecommunications and Broadcasts) (Determination of Essential Service Provided by Bezeq The Israel Telecommunication Corp. Ltd.), 1997, approval from the Prime Minister and Minister of Communications is required to confer rights in some of Bezeq’s assets (including switches, cable network, transmission network, and information and databases).

G.	For agreements for purchasing fixed assets please refer to Note 23G.

H.	For information about pledges see Note 24.

I.	For information about pledges on loans and borrowings, see Note 15.